10-Q (LOSS) EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The table below illustrates the reconciliation of the earnings or loss and number of shares used in our calculation of basic earnings or loss per share attributable to common shareholders:

	Three Months Ended March 31,
	2024	2023
Net (loss) income attributable to common stockholders for basic and diluted (loss) earnings per share	$(1,348,745)	$8,085,503
Weighted-average common shares outstanding for basic and diluted (loss) earnings per share	63,027,246	50,369,350
(Loss) earnings per share:
Basic and diluted (loss) earnings per share	$(0.02)	$0.16
Basic and diluted weighted average shares outstanding and earnings per share were as follows:

	For Years Ended December 31,
	2023	2022
Net income attributable to common stockholders (same for diluted earnings per share)	$9,516,626	$31,682,275
Weighted-average common shares outstanding for basic earnings per share	56,951,414	50,369,350
Restricted stock units	816,484	—
Shares used for diluted earnings per share	57,767,898	50,369,350
Earnings per share:
Basic earnings per share	$0.17	$0.63
Diluted earnings per share	$0.16	$0.63